Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000223272
Shareholder Report [Line Items]
Fund Name	USA Mutuals All Seasons Fund
Class Name	Institutional Class
Trading Symbol	UNAVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-264-8783
Additional Information Website	https://www.usamutuals.com/all-seasons-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$196	1.96%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.96%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Oct. 13, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 22,297,723
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 249,703
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$22,297,723
Number of Portfolio Holdings	3
Advisory Fee (net of waivers)	$249,703
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Purchased Options	0.1%
U.S. Government & Agencies	99.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	19.9%
Future Option	0.1%
U.S. Treasury Obligations	80.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.230%, 6/12/25	80.0%
S&P E-mini 1st Week Index Apr25P 5500	0.1%

C000223274
Shareholder Report [Line Items]
Fund Name	USA Mutuals Vice Fund
Class Name	Class A
Trading Symbol	VICAX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-264-8783
Additional Information Website	https://www.usamutuals.com/vice-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$177	1.73%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.73%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 51,823,800
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 295,144
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,823,800
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$295,144
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.5%
Collateral for Securities Loaned	1.5%
Materials	1.8%
Real Estate	4.3%
Consumer Discretionary	18.6%
Industrials	30.5%
Consumer Staples	40.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BAE Systems plc	9.7%
Northrop Grumman Corporation	7.9%
Philip Morris International, Inc.	7.2%
RTX Corporation	6.5%
Diageo plc - ADR	4.9%
Heineken N.V.	4.7%
Alibaba Group Holding Ltd. - ADR	4.3%
British American Tobacco plc - ADR	4.3%
Anheuser-Busch InBev S.A. - ADR	4.2%
Carlsberg A/S Series B	3.7%

C000223277
Shareholder Report [Line Items]
Fund Name	USA Mutuals Vice Fund
Class Name	Class C
Trading Symbol	VICCX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-264-8783
Additional Information Website	https://www.usamutuals.com/vice-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$252	2.48%

Expenses Paid, Amount	$ 252
Expense Ratio, Percent	2.48%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 51,823,800
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 295,144
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,823,800
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$295,144
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.5%
Collateral for Securities Loaned	1.5%
Materials	1.8%
Real Estate	4.3%
Consumer Discretionary	18.6%
Industrials	30.5%
Consumer Staples	40.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BAE Systems plc	9.7%
Northrop Grumman Corporation	7.9%
Philip Morris International, Inc.	7.2%
RTX Corporation	6.5%
Diageo plc - ADR	4.9%
Heineken N.V.	4.7%
Alibaba Group Holding Ltd. - ADR	4.3%
British American Tobacco plc - ADR	4.3%
Anheuser-Busch InBev S.A. - ADR	4.2%
Carlsberg A/S Series B	3.7%

C000223275
Shareholder Report [Line Items]
Fund Name	USA Mutuals Vice Fund
Class Name	Institutional Class
Trading Symbol	VICVX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-264-8783
Additional Information Website	https://www.usamutuals.com/vice-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$151	1.48%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.48%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 51,823,800
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 295,144
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,823,800
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$295,144
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.5%
Collateral for Securities Loaned	1.5%
Materials	1.8%
Real Estate	4.3%
Consumer Discretionary	18.6%
Industrials	30.5%
Consumer Staples	40.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BAE Systems plc	9.7%
Northrop Grumman Corporation	7.9%
Philip Morris International, Inc.	7.2%
RTX Corporation	6.5%
Diageo plc - ADR	4.9%
Heineken N.V.	4.7%
Alibaba Group Holding Ltd. - ADR	4.3%
British American Tobacco plc - ADR	4.3%
Anheuser-Busch InBev S.A. - ADR	4.2%
Carlsberg A/S Series B	3.7%

C000223276
Shareholder Report [Line Items]
Fund Name	USA Mutuals Vice Fund
Class Name	Investor Class
Trading Symbol	VICEX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-264-8783
Additional Information Website	https://www.usamutuals.com/vice-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$177	1.73%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.73%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 51,823,800
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 295,144
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$51,823,800
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$295,144
Portfolio Turnover	13%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.5%
Collateral for Securities Loaned	1.5%
Materials	1.8%
Real Estate	4.3%
Consumer Discretionary	18.6%
Industrials	30.5%
Consumer Staples	40.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BAE Systems plc	9.7%
Northrop Grumman Corporation	7.9%
Philip Morris International, Inc.	7.2%
RTX Corporation	6.5%
Diageo plc - ADR	4.9%
Heineken N.V.	4.7%
Alibaba Group Holding Ltd. - ADR	4.3%
British American Tobacco plc - ADR	4.3%
Anheuser-Busch InBev S.A. - ADR	4.2%
Carlsberg A/S Series B	3.7%